11. Income Taxes (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxesLineItems [Line Items]
Tax loss carryforward for corporate income tax purposes	€ 146,800	€ 117,400
Tax loss carryforward for trade tax purposes	146,400	117,000
Borrowings
DisclosureOfIncomeTaxesLineItems [Line Items]
Deferred tax liabilities	152	129
Other assets
DisclosureOfIncomeTaxesLineItems [Line Items]
Deferred tax liabilities		121
Trade and other receivables
DisclosureOfIncomeTaxesLineItems [Line Items]
Deferred tax assets	259	292
Intangible assets
DisclosureOfIncomeTaxesLineItems [Line Items]
Deferred tax assets	€ 405	€ 49